Annual Total Returns [BarChart] - LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	May 01, 2021
Bar Chart Table:
2015	(2.76%)
2016	1.34%
2017	10.74%
2018	(3.61%)
2019	18.98%
2020	13.94%